STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
Stock-based compensation expense:

	2013	2012	2011

Cost of goods sold	$406	$304	$385
Sales and marketing	1,862	1,149	1,075
Research and development	1,433	1,341	1,110
Administration	4,289	2,987	2,928
Continuing operations	7,990	5,781	5,498
Discontinued operations	1,357	932	951
	$9,347	$6,713	$6,449

Stock option plan	2,548	2,121	2,844
Restricted stock plan	6,799	4,592	3,605
	$9,347	$6,713	$6,449

Schedule of fair value of options estimated on the date of grant using the Black-Scholes option pricing model
The fair value of share options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2013	2012	2011
Risk-free interest rate	0.89%	0.85%	2.07%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	50%	57%	60%
Expected option life (in years)	4.0	4.0	4.0
Estimated forfeiture rate	3.5%	3.5%	3.5%
Average fair value of options granted (in dollars)	$4.42	$3.42	$5.11

Schedule of stock option activity
The following table presents stock option activity for the years ended December 31:

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Options	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2010	2,259,728	12.51	12.54	2.4	7,878
Granted	658,452	10.88	10.89
Exercised	(83,906)	6.06	6.19		417
Forfeited	(536,399)	13.91	13.97
Outstanding, December 31, 2011	2,297,875	12.11	11.86	2.5	705
Granted	636,963	7.85	7.82
Exercised	(85,051)	5.16	5.12		297
Forfeited	(493,910)	17.58	17.42
Outstanding, December 31, 2012	2,355,877	9.89	9.96	2.5	735
Granted	642,025	11.92	11.22
Exercised	(965,228)	8.81	8.29		5,425
Forfeited	(495,088)	15.14	14.25
Outstanding, December 31, 2013	1,537,586	10.37	9.76	3.1	22,164

Schedule of stock options outstanding and exercisable
The following table summarizes the stock options outstanding and exercisable at December 31, 2013:

	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number Of options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$3.98 – $7.99 U.S. $4.23 – $8.48 Cdn	424,697	3.0	8.00	7.53	137,209	7.75	7.30
$8.00 – $10.51 U.S. $8.49 – $11.17 Cdn	378,070	1.7	10.08	9.49	276,615	9.89	9.31
$10.52 – $11.05 U.S. $11.18 – $11.74 Cdn	360,858	4.1	11.61	10.93	12,165	11.20	10.55
$11.06 – $11.87 U.S. $11.75 – $12.61 Cdn	373,961	3.6	12.15	11.44	44,649	11.83	11.14
	1,537,586	3.1	10.37	9.76	470,638	9.48	8.93

Schedule of restricted stock unit activity
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2010	827,991	6.81	6.83	1.3	12,346
Granted	486,343	10.83	10.84
Vested	(379,121)	11.10	11.11		4,170
Forfeited	(31,184)	8.54	8.43
Outstanding, December 31, 2011	904,029	8.94	8.43	1.3	6,346
Granted	856,784	7.89	7.89
Vested	(499,038)	7.67	7.67		3,835
Forfeited	(36,780)	9.09	9.00
Outstanding, December 31, 2012	1,224,995	8.71	8.68	1.9	9,746
Granted	843,592	12.09	11.38
Vested	(573,613)	9.54	8.98		6,456
Forfeited	(52,859)	9.74	9.17
Outstanding, December 31, 2013	1,442,115	10.59	9.98	1.8	34,867
Outstanding – vested and not settled	26,193
Outstanding – unvested	1,415,922
Outstanding, December 31, 2013	1,442,115